Commitments and Contingencies - Schedule of Future Minimum Lease Payments Due Under Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Due in:
2019	$ 3,303
2020	4,910
2021	4,135
2022	3,921
2023	2,844
Thereafter	20,386
Total	$ 39,499